FAIR VALUE GAINS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ (506)	$ (1,318)
Incentive fees	(9)	(22)	$ (45)
Financial instruments and other	(177)	667	1,123
Total fair value (losses) gains, net	(692)	(673)	20
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	(883)	(1,410)	(1,122)
Gain (loss) on change In fair value of and right-of-use investment properties	11	(26)	(2)
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 377	$ 92	$ 64